Securities (Details Narrative) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	$ 373,947	$ 406,777
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	308,016	342,774
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	$ 65,931	$ 64,003